UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09871

Cullen Funds Trust

(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: January 1, 2016 - March 31, 2016

Item 1 – Schedule of Investments.

Cullen International High Dividend Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.36%
Australia - 3.37%
BHP Billiton Ltd.	79,500	$1,027,461
Sonic Healthcare Ltd.	470,000	6,766,032
		7,793,493

Canada - 4.29%
BCE, Inc.	141,250	6,432,525
Manulife Financial Corp.	201,465	2,846,701
RioCan Real Estate Investment Trust	31,150	638,606
		9,917,832

China - 1.06%
CNOOC Ltd.	2,072,000	2,446,650

France - 11.09%
BNP Paribas SA	102,400	5,153,721
Cie Generale des Etablissements Michelin	68,300	6,989,230
Engie SA	46,900	727,933
Sanofi	75,000	6,047,368
Total SA - Sponsored ADR	147,500	6,699,450
		25,617,702

Germany - 14.47%
Allianz SE	38,315	6,232,424
Bayer AG	60,635	7,127,344
Deutsche Post AG	42,065	1,168,882
Deutsche Telekom AG	366,200	6,573,425
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,050	5,705,358
Siemens AG	62,450	6,619,411
		33,426,844

Hong Kong - 0.72%
BOC Hong Kong Holdings Ltd.	555,500	1,657,760

Indonesia - 0.04%
Telekomunikasi Indonesia Persero Tbk PT	320,000	80,241

Japan - 7.22%
Honda Motor Co. Ltd.	117,000	3,208,157
Japan Tobacco, Inc.	163,200	6,800,906
Nippon Telegraph & Telephone Corp.	155,200	6,685,411
		16,694,474

Luxembourg - 2.67%
RTL Group SA	73,064	6,177,266
	Shares	Value (Note 1)
Netherlands - 2.86%
Unilever NV	148,120	$6,618,002

Norway - 2.65%
Orkla ASA	394,350	3,571,916
Statoil ASA	162,000	2,550,981
		6,122,897

Singapore - 2.56%
Singapore Telecommunications Ltd.	1,325,000	3,755,240
United Overseas Bank Ltd.	153,900	2,154,611
		5,909,851

South Africa - 0.65%
MTN Group Ltd.	164,820	1,509,350

Sweden - 1.95%
Investor AB	127,500	4,513,719

Switzerland - 14.07%
ABB Ltd. - Sponsored ADR	255,800	4,967,636
Nestle SA	94,000	7,023,972
Novartis AG - Sponsored ADR	78,365	5,676,760
Roche Holding AG	26,875	6,615,686
UBS Group AG	369,300	5,949,204
Zurich Insurance Group AG	9,780	2,271,202
		32,504,460

United Kingdom - 24.69%
AstraZeneca PLC - Sponsored ADR	138,765	3,907,622
BAE Systems PLC	883,400	6,458,112
British American Tobacco PLC - Sponsored ADR	56,200	6,570,342
Diageo PLC	213,000	5,755,913
GlaxoSmithKline PLC	336,650	6,827,218
HSBC Holdings PLC	200,133	1,248,679
Imperial Brands PLC	130,100	7,218,258
Rexam PLC	442,808	4,032,136
Royal Dutch Shell PLC, Class B	41,800	1,020,600
Smiths Group PLC	244,000	3,770,792
SSE PLC	236,700	5,072,213
Vodafone Group PLC - Sponsored ADR	161,750	5,184,088
		57,065,973

TOTAL COMMON STOCKS
(Cost $194,929,247)		218,056,514

7-Day Yield		Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 3.74%
SSgA® Prime Money Market Fund	0.387%	8,650,312	$8,650,312

TOTAL SHORT TERM INVESTMENTS
(Cost $8,650,312)			8,650,312

TOTAL INVESTMENTS 98.10%
(Cost $203,579,559)			$226,706,826

Other Assets In Excess Of Liabilities and 1.90%			4,385,890

NET ASSETS 100.00%			$231,092,716

AB	-	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities, denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd.	-	Limited.
PT	-	Perseroan Terbatas, meaning "private limited", which is the equivalent of an incorporated entity in the U.S.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SE	-	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading.

See Notes to Quarterly Schedule of Investments.

Sector	% of Net	Value
Diversification	Assets	(Note 1)
COMMON STOCKS
Health Care	18.59%	$42,968,030
Financials	16.33	37,733,379
Consumer Staples	10.29	23,784,232
Industrials	9.95	22,984,833
Consumer, Non-cyclical	8.55	19,775,077
Telecommunication Services	7.34	16,961,444
Communications	5.74	13,258,836
Energy	5.50	12,717,681
Consumer, Cyclical	4.41	10,197,387
Consumer Discretionary	2.67	6,177,266
Utilities	2.52	5,800,146
Materials	2.19	5,059,597
Financials REITS/Property	0.28	638,606
TOTAL COMMON STOCKS	94.36	218,056,514

SHORT TERM INVESTMENTS	3.74	8,650,312

TOTAL INVESTMENTS	98.10%	$226,706,826
Other Assets In Excess Of Liabilities	1.90	4,385,890
TOTAL NET ASSETS	100.00%	$231,092,716

Percentages are stated as a percent of net assets.

Cullen High Dividend Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.89%
Aerospace & Defense - 5.12%
The Boeing Co.	214,120	$27,180,393
Raytheon Co.	563,450	69,095,873
		96,276,266

Communications Equipment - 5.61%
Cisco Systems, Inc.	2,665,700	75,892,479
Corning, Inc.	1,413,415	29,526,239
		105,418,718

Distillers & Vintners - 2.55%
Diageo PLC - Sponsored ADR	445,000	48,002,150

Distributors - 3.17%
Genuine Parts Co.	598,890	59,505,710

Diversified Banks - 3.71%
HSBC Holdings PLC - Sponsored ADR	653,060	20,323,227
Wells Fargo & Co.	1,020,750	49,363,470
		69,686,697

Diversified Chemicals - 3.01%
EI du Pont de Nemours & Co.	892,400	56,506,768

Electric Utilities - 4.49%
NextEra Energy, Inc.	712,350	84,299,499

Household Products - 7.20%
Kimberly-Clark Corp.	541,500	72,837,165
Unilever NV	1,395,440	62,348,259
		135,185,424

Industrial Conglomerates - 7.22%
3M Co.	405,500	67,568,465
General Electric Co.	2,144,650	68,178,424
		135,746,889

Integrated Oil & Gas - 5.94%
Chevron Corp.	424,950	40,540,230
ConocoPhillips	890,000	35,840,300
Royal Dutch Shell PLC, Class B - Sponsored ADR	715,350	35,188,066
		111,568,596

Integrated Telecommunication - 0.67%
BCE, Inc.	274,950	12,521,223

Integrated Telecommunication Services - 3.81%
AT&T, Inc.	1,828,000	71,602,760
	Shares	Value (Note 1)
Life & Health Insurance - 3.03%
MetLife, Inc.	1,294,000	$56,858,360

Oil & Gas - 2.31%
Exxon Mobil Corp.	520,000	43,466,800

Other Diversified Financial Services - 3.45%
JPMorgan Chase & Co.	1,095,400	64,869,588

Pharmaceuticals - 13.87%
AstraZeneca PLC - Sponsored ADR	1,366,500	38,480,640
Eli Lilly & Co.	534,750	38,507,347
Johnson & Johnson	675,600	73,099,920
Merck & Co., Inc.	1,126,900	59,624,279
Pfizer, Inc.	1,714,550	50,819,262
		260,531,448

Property & Casualty Insurance - 5.37%
Chubb Ltd.	379,025	45,160,829
The Travelers Cos., Inc.	477,000	55,670,670
		100,831,499

Semiconductors - 2.12%
Intel Corp.	1,232,650	39,876,228

Specialized REITs - 4.82%
HCP, Inc. - REIT	763,350	24,869,943
Welltower, Inc. - REIT	946,870	65,655,966
		90,525,909

Systems Software - 3.43%
Microsoft Corp.	1,166,850	64,445,126

Tobacco - 6.72%
Altria Group, Inc.	1,094,550	68,584,503
Philip Morris International, Inc.	588,500	57,737,735
		126,322,238

Wireless Telecommunication Services - 1.27%
Vodafone Group PLC - Sponsored ADR	743,850	23,840,393

TOTAL COMMON STOCKS
(Cost $1,234,031,960)		1,857,888,289

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 1.05%
SSgA® Prime Money Market Fund	0.387%	19,722,840	19,722,840

TOTAL SHORT TERM INVESTMENTS
(Cost $19,722,840)			19,722,840

Value (Note 1)
TOTAL INVESTMENTS 99.94%
(Cost $1,253,754,800)	$1,877,611,129

Other Assets In Excess Of Liabilities and 0.06%	1,112,628

NET ASSETS 100.00%	$1,878,723,757

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 90.19%
Aerospace & Defense - 5.32%
Orbital ATK, Inc.	1,750	$152,145
Spirit Aerosystems Holdings, Inc., Class A(a)	3,635	164,884
		317,029

Airlines - 4.81%
Copa Holdings SA, Class A	4,230	286,582

Apparel Retail - 3.52%
Ascena Retail Group, Inc.(a)	19,000	210,140

Auto Parts & Equipment - 2.99%
Tenneco, Inc.(a)	3,460	178,225

Banks - 5.49%
LegacyTexas Financial Group, Inc.	7,800	153,270
Yadkin Financial Corp.	7,365	174,330
		327,600

Commercial Services - 5.67%
Aaron's, Inc.	8,570	215,107
Team, Inc.(a)	4,040	122,735
		337,842

Computer Hardware - 2.13%
Avnet, Inc.	2,865	126,919

Computers - 3.38%
VeriFone Systems, Inc.(a)	7,140	201,634

Distribution/Wholesale - 3.85%
Fossil Group, Inc.(a)	5,165	229,429

Diversified Metals & Mining - 2.30%
HudBay Minerals, Inc.	37,200	136,896

Electrical Components & Equipment - 2.97%
Hubbell, Inc.	1,670	176,903

Electrical Equipment - 3.23%
BWX Technologies, Inc.	5,745	192,802

Electronic Equipment & Instruments - 3.07%
Babcock & Wilcox Enterprises, Inc.(a)	8,560	183,184

Health Care Supplies - 3.10%
Alere, Inc.(a)	3,650	184,726

Insurance - 5.53%
Assured Guaranty Ltd.	8,600	217,580
	Shares	Value (Note 1)
Insurance (continued)
FNF Group	3,300	$111,865
		329,445

Machinery-Diversified - 2.32%
AGCO Corp.	2,780	138,166

Mining - 1.86%
Luxfer Holdings PLC - ADR	10,450	110,875

Miscellaneous Manufacturing - 3.86%
ITT Corp.	2,100	77,469
LSB Industries, Inc.(a)	12,000	153,000
		230,469

Multi-Line Insurance - 4.12%
WR Berkley Corp.	4,370	245,594

Multi-Sector Holdings - 1.71%
FNFV Group(a)	9,392	101,903

Oil & Gas Exploration & Production - 2.72%
Cimarex Energy Co.	1,665	161,955

Regional Banks - 10.26%
Bank of the Ozarks, Inc.	4,630	194,321
CVB Financial Corp.	12,550	218,998
National Bank Holdings Corp., Class A	9,732	198,435
		611,754

Retail - 5.98%
J Alexander's Holdings, Inc.(a)	1,622	17,128
Sonic Automotive, Inc., Class A	9,700	179,256
Vista Outdoor, Inc.(a)	3,090	160,402
		356,786

TOTAL COMMON STOCKS
(Cost $4,368,599)		5,376,858

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 10.55%
SSgA® Prime Money Market Fund	0.387%	628,659	628,659

TOTAL SHORT TERM INVESTMENTS
(Cost $628,659)			628,659

Value (Note 1)
TOTAL INVESTMENTS 100.74%
(Cost $4,997,258)	$6,005,517

Liabilities In Excess Of Other Assets (0.74)%	(43,963)

NET ASSETS 100.00%	$5,961,554

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 85.97%
Aerospace & Defense - 6.79%
The Boeing Co.	4,400	$558,536
Raytheon Co.	11,500	1,410,245
		1,968,781

Auto Parts & Equipment - 2.84%
BorgWarner, Inc.	9,500	364,800
Johnson Controls, Inc.	11,820	460,625
		825,425

Banks - 1.31%
Morgan Stanley	15,200	380,152

Communications Equipment - 3.20%
Cisco Systems, Inc.	32,600	928,122

Diversified Banks - 3.20%
Wells Fargo & Co.	19,200	928,512

Gold - 2.13%
Newmont Mining Corp.	23,200	616,656

Health Care Equipment - 3.01%
Medtronic PLC	11,660	874,500

Heavy Electrical Equipment - 2.03%
ABB Ltd. - Sponsored ADR	30,350	589,397

Household Products - 0.89%
Unilever NV	5,750	256,910

Industrial Conglomerates - 3.26%
3M Co.	5,670	944,792

Integrated Oil & Gas - 4.76%
Chevron Corp.	9,750	930,150
ConocoPhillips	11,220	451,829
		1,381,979

Integrated Telecommunication Services - 2.93%
AT&T, Inc.	21,700	849,989

Life & Health Insurance - 2.04%
MetLife, Inc.	13,480	592,311

Life Sciences Tools & Services - 3.78%
Thermo Fisher Scientific, Inc.	7,750	1,097,323

Managed Health Care - 4.28%
Aetna, Inc.	11,050	1,241,467
	Shares	Value (Note 1)
Movies & Entertainment - 2.36%
The Walt Disney Co.	6,900	$685,239

Oil & Gas Equipment & Services - 2.54%
Halliburton Co.	20,650	737,618

Oil & Gas Exploration & Production - 0.64%
Devon Energy Corp.	6,750	185,220

Other Diversified Financial Services - 5.03%
Citigroup, Inc.	17,100	713,925
JPMorgan Chase & Co.	12,600	746,172
		1,460,097

Pharmaceuticals - 11.58%
GlaxoSmithKline PLC - Sponsored ADR	13,800	559,590
Johnson & Johnson	3,100	335,420
Mallinckrodt PLC(a)	1,477	90,511
Merck & Co., Inc.	15,150	801,586
Novartis AG - Sponsored ADR	9,600	695,424
Pfizer, Inc.	29,550	875,862
		3,358,393

Property & Casualty Insurance - 5.41%
The Allstate Corp.	8,600	579,382
Chubb Ltd.	8,306	989,660
		1,569,042

Railroads - 2.70%
CSX Corp.	30,450	784,088

Regional Banks - 2.39%
BB&T Corp.	20,850	693,680

Systems Software - 6.87%
Microsoft Corp.	21,100	1,165,353
Oracle Corp.	20,200	826,382
		1,991,735

TOTAL COMMON STOCKS
(Cost $19,151,530)		24,941,428

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 13.90%
SSgA® Prime Money Market Fund	0.387%	4,032,062	4,032,062

TOTAL SHORT TERM INVESTMENTS
(Cost $4,032,062)			4,032,062

Value (Note 1)
TOTAL INVESTMENTS 99.87%
(Cost $23,183,592)	$28,973,490

Other Assets In Excess Of Liabilities and 0.13%	38,932

NET ASSETS 100.00%	$29,012,422

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 88.09%
Austria - 1.37%
Erste Group Bank AG(a)	94,400	$2,653,218

Brazil - 4.23%
AMBEV SA - ADR	349,700	1,811,446
BM&F Bovespa SA	353,350	1,503,554
Itau Unibanco Holding SA	127,700	1,104,876
Telefonica Brasil SA - ADR	301,400	3,764,486
		8,184,362

Cambodia - 0.79%
NagaCorp Ltd.	2,400,000	1,537,639

Cayman Islands - 1.82%
Sands China Ltd.	867,000	3,531,773

China - 2.02%
China Merchants Holdings International Co. Ltd.	515,000	1,530,258
CNOOC Ltd.	1,402,000	1,655,504
Ping An Insurance Group Co. of China Ltd., Class H	152,000	726,949
		3,912,711

Czech Republic - 2.37%
Komercni Banka AS	20,750	4,582,963

Greece - 0.37%
OPAP SA	101,150	711,309

Hong Kong - 12.55%
AIA Group Ltd.	990,000	5,608,939
Baoxin Auto Group Ltd.	2,887,000	1,823,600
China Everbright Ltd.	24,000	50,368
China Mobile Ltd. - Sponsored ADR	29,150	1,616,367
CK Hutchison Holdings Ltd.	243,000	3,154,441
Great Wall Motor Co. Ltd., Class H	3,017,000	2,450,205
Greatview Aseptic Packaging Co. Ltd.	1,700,000	808,652
PetroChina Co. Ltd., Class H	1,644,000	1,093,549
Value Partners Group Ltd.	4,652,850	4,888,361
XTEP International Holdings Ltd.	5,215,000	2,810,070
		24,304,552

India - 4.78%
Ascendas India Trust	4,188,900	2,719,359
ICICI Bank Ltd. - Sponsored ADR	499,400	3,575,704
Religare Health Trust	4,072,200	2,960,831
		9,255,894

Indonesia - 3.47%
Gudang Garam Tbk PT	718,300	3,537,330
Semen Indonesia Persero Tbk PT	1,110,000	851,753
	Shares	Value (Note 1)
Indonesia (continued)
Telekomunikasi Indonesia Persero Tbk PT	9,325,000	$2,338,282
		6,727,365

Israel - 2.77%
Elbit Systems Ltd.	56,950	5,362,586

Luxembourg - 0.68%
Pegas Nonwovens SA	42,292	1,325,511

Malaysia - 0.27%
Axiata Group Bhd	347,500	524,612

Mexico - 3.51%
Fibra Uno Administracion SA de CV - REIT	1,057,387	2,459,687
Grupo Financiero Santander Mexico SAB de CV, Class B - ADR	179,250	1,618,628
PLA Administradora Industrial S de RL de CV - REIT	1,460,400	2,715,034
		6,793,349

Poland - 2.90%
Asseco Poland SA	166,050	2,696,443
Bank Pekao SA	66,000	2,913,326
		5,609,769

Russia - 4.33%
Lukoil PJSC (London Stock Exchange) - Sponsored ADR	43,520	1,671,821
Lukoil PJSC OTC - Sponsored ADR	40,980	1,583,877
MMC Norilsk Nickel PJSC - ADR	186,190	2,403,713
Mobile Telesystems PJSC - Sponsored ADR	338,300	2,736,847
		8,396,258

Singapore - 1.42%
Asian Pay Television Trust	3,850,000	1,599,585
SATS Ltd.	390,000	1,142,931
		2,742,516

South Africa - 5.74%
The Bidvest Group Ltd.	104,650	2,643,939
MMI Holdings Ltd.	971,250	1,638,075
MTN Group Ltd.	117,775	1,078,532
Nampak Ltd.	1,047,500	1,511,252
SABMiller PLC	69,300	4,236,091
		11,107,889

South Korea - 8.69%
Hanon Systems	437,825	3,522,202
Hyundai Motor Co.	20,590	2,745,693
Industrial Bank of Korea	30,000	321,354
KT&G Corp.	46,000	4,424,624

	Shares	Value (Note 1)
South Korea (continued)
Samsung Electronics Co. Ltd.	5,070	$5,816,579
		16,830,452

Sri Lanka - 1.16%
Hatton National Bank PLC	1,650,058	2,252,442

Taiwan - 12.93%
Advanced Semiconductor Engineering, Inc.	2,160,000	2,513,423
King Yuan Electronics Co. Ltd.	2,600,000	2,310,465
Largan Precision Co. Ltd.	30,000	2,325,690
Pegatron Corp.	1,040,000	2,426,796
Silicon Motion Technology Corp. - ADR	54,700	2,122,907
Siliconware Precision Industries Co.	2,512,519	4,059,501
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	189,000	4,951,800
Win Semiconductors Corp.	2,184,557	4,330,560
		25,041,142

Thailand - 2.83%
Major Cineplex Group PCL	1,818,400	1,563,576
Shin Corp Pub Co. Ltd.	2,160,000	3,914,156
		5,477,732

Turkey - 3.98%
Arcelik AS	442,000	3,005,437
Ford Otomotiv Sanayi AS	357,400	4,710,709
		7,716,146

Vietnam - 3.11%
Military Commercial Joint Stock Bank	3,007,500	1,929,182
Saigon Securities, Inc.(a)	4,330,000	4,098,282
		6,027,464

TOTAL COMMON STOCKS
(Cost $162,190,227)		170,609,654

	Shares	Value (Note 1)
PARTICIPATORY NOTES - 6.49%
India - 4.41%
Bajaj Holdings & Investments Ltd. (Issued by Morgan Stanley), Expires 05/26/2017	76,838	1,703,901
Indiabulls Housing (Issued by Morgan Stanley), Expires 11/28/2018	209,366	2,054,694
Power Grid Corporation of India Ltd. (Issued by Morgan Stanley), Expires 10/23/2017	1,521,508	3,195,920
State Bank of India (Issued by Morgan Stanley), Expires 05/19/2017	540,000	1,583,978
		8,538,493
	Shares	Value (Note 1)
Saudi Arabia - 2.08%
Saudi Telecom Co. (Issued by Morgan Stanley), Expires 07/25/2016	236,000	4,042,460

TOTAL PARTICIPATORY NOTES
(Cost $13,243,554)		$12,580,953

7-Day Yield		Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 3.42%
SSgA® Prime Money Market Fund	0.387%	6,614,961	6,614,961

TOTAL SHORT TERM INVESTMENTS
(Cost $6,614,961)			6,614,961

TOTAL INVESTMENTS 98.00%
(Cost $182,048,742)			$189,805,568

Other Assets In Excess Of Liabilities and 2.00%			3,862,253

NET ASSETS 100.00%			$193,667,821

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
Ltd.	-	Limited.
PCL	-	Public Company Limited.
PJSC	-	Private Joint Stock Company.
PLC	-	Public Limited Company.
PT	-	Perseroan Terbatas, meaning "private limited", which is the equivalent of an incorporated entity in the U.S.
REIT	-	Real Estate Investment Trust.
S de RL de CV	-	Sociedad de Responsabilidad Limitada de Capital Variable.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SA de CV	-	Sociedad Anonima de Capital Variable.
SAB de CV	-	A variable capital company.
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading.
Tbk PT	-	Terbuka is the Indonesian term for limited liability company.

(a)	Non-Income Producing Security.

See Notes to Quarterly Schedule of Investments.

Sector	% of Net	Value
Diversification	Assets	(Note 1)
COMMON STOCKS
Financials	23.91%	$46,244,852
Technology	12.17	23,580,231
Consumer, Cyclical	11.25	21,801,743
Industrials	6.29	12,190,966
Information Technology	5.15	9,973,933
Consumer Staples	5.15	9,986,226
Consumer Discretionary	5.05	9,764,911
Communications	3.35	6,501,333
Energy	3.09	6,004,751
Telecommunication Services	2.87	5,557,793
Consumer, Non-cyclical	2.76	5,348,776
Materials	2.10	4,064,118
Telecommunications	2.02	3,914,156
Health Care	1.53	2,960,831
Real Estate Investment Trusts	1.40	2,715,034
TOTAL COMMON STOCKS	88.09	170,609,654

PARTICIPATORY NOTES
Financials	2.76	5,342,573
Telecommunication Services	2.08	4,042,460
Utilities	1.65	3,195,920
TOTAL PARTICIPATORY NOTES	6.49	12,580,953

SHORT TERM INVESTMENTS	3.42	6,614,961

TOTAL INVESTMENTS	98.00%	$189,805,568
Other Assets In Excess Of Liabilities	2.00	3,862,253
TOTAL NET ASSETS	100.00%	$193,667,821

Percentages are stated as a percent of net assets.

Cullen Enhanced Equity Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.69%
Aerospace & Defense - 5.43%
The Boeing Co.	1,020	$129,479
Raytheon Co.	1,180	144,703
		274,182

Communications Equipment - 4.62%
Cisco Systems, Inc.	4,530	128,969
Corning, Inc.	5,000	104,450
		233,419

Distributors - 2.56%
Genuine Parts Co.(a)	1,300	129,168

Diversified Banks - 5.93%
HSBC Holdings PLC - Sponsored ADR(a)	3,760	117,011
Wells Fargo & Co.(a)	3,770	182,317
		299,328

Diversified Chemicals - 2.97%
EI du Pont de Nemours & Co.(a)	2,370	150,068

Electric - 4.52%
Edison International(a)	1,760	126,526
PPL Corp.	2,670	101,647
		228,173

Household Products - 3.07%
Unilever NV(a)	3,470	155,040

Industrial Conglomerates - 3.08%
General Electric Co.	4,900	155,771

Integrated Oil & Gas - 7.09%
Chevron Corp.(a)	1,580	150,732
ConocoPhillips(a)	2,660	107,118
Royal Dutch Shell PLC, Class B - Sponsored ADR	2,040	100,348
		358,198

Integrated Telecommunication - 2.27%
BCE, Inc.	2,520	114,761

Integrated Telecommunication Services - 3.05%
AT&T, Inc.	3,930	153,938

Life & Health Insurance - 2.97%
MetLife, Inc.(a)	3,420	150,275

Media - 2.46%
Shaw Communications, Inc., Class B	6,430	124,163
	Shares	Value (Note 1)
Miscellaneous Manufacturing - 4.79%
Eaton Corp. PLC(a)	1,670	$104,475
Siemens AG - Sponsored ADR	1,300	137,540
		242,015

Oil & Gas - 2.61%
Exxon Mobil Corp.	1,580	132,072

Other Diversified Financial Services - 2.64%
JPMorgan Chase & Co.	2,250	133,245

Pharmaceuticals - 13.43%
GlaxoSmithKline PLC - Sponsored ADR	2,540	102,997
Johnson & Johnson	1,680	181,776
Merck & Co., Inc.(a)	2,850	150,794
Novartis AG - Sponsored ADR	1,460	105,762
Pfizer, Inc.(a)	4,620	136,937
		678,266

Property & Casualty Insurance - 4.93%
Chubb Ltd.(a)	1,240	147,746
The Travelers Cos., Inc.	870	101,538
		249,284

Semiconductors - 3.01%
Intel Corp.	4,700	152,045

Specialized REITs - 3.10%
Welltower, Inc. - REIT	2,260	156,708

Systems Software - 2.22%
Microsoft Corp.(a)	2,030	112,117

Tobacco - 5.93%
Altria Group, Inc.(a)	2,370	148,504
Philip Morris International, Inc.	1,540	151,090
		299,594

Wireless Telecommunication Services - 2.01%
Vodafone Group PLC - Sponsored ADR	3,170	101,599

TOTAL COMMON STOCKS
(Cost $4,775,986)		4,783,429

7-Day Yield		Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 5.86%
SSgA® Prime Money Market Fund	0.387%	296,147	296,147

TOTAL SHORT TERM INVESTMENTS
(Cost $296,147)			296,147

Value (Note 1)
TOTAL INVESTMENTS 100.55%
(Cost $5,072,133)	$5,079,576

Liabilities In Excess Of Other Assets (0.55)%	(27,954)

NET ASSETS 100.00%	$5,051,622

	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value

CALL OPTIONS WRITTEN (0.23%)
Altria Group, Inc., Expires April, 2016, Exercise Price $62.50	(12)	$(1,032)
Chevron Corp., Expires April, 2016, Exercise Price $100.00	(7)	(140)
Chubb Ltd., Expires April, 2016, Exercise Price $120.00	(7)	(875)
ConocoPhillips, Expires April, 2016, Exercise Price $47.00	(19)	(124)
Eaton Corp. PLC, Expires April, 2016, Exercise Price $65.00	(16)	(280)
Edison International, Expires April, 2016, Exercise Price $72.50	(17)	(1,190)
EI du Pont de Nemours & Co., Expires April, 2016, Exercise Price $66.00	(10)	(280)
Genuine Parts Co., Expires April, 2016, Exercise Price $100.00	(7)	(637)
HSBC Holdings PLC, Expires April, 2016, Exercise Price $32.00	(19)	(456)
Merck & Co., Inc., Expires April, 2016, Exercise Price $54.00	(28)	(840)
MetLife, Inc., Expires April, 2016, Exercise Price $46.00	(15)	(285)
Microsoft Corp., Expires April, 2016, Exercise Price $54.50	(20)	(2,560)
Pfizer, Inc., Expires April, 2016, Exercise Price $30.50	(24)	(216)
Unilever NV, Expires April, 2016, Exercise Price $45.00	(34)	(2,720)
Wells Fargo & Co., Expires April, 2016, Exercise Price $51.50	(19)	(95)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $12,502)		(11,730)

TOTAL WRITTEN OPTIONS
(Premiums received $12,502)		$(11,730)
ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of March 31, 2016.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments

March 31, 2016

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of March 31, 2016, there were transfers between Levels 1 and 2 assets and liabilities, based on levels assigned to securities on June 30, 2015. Financial Assets with a value of $3,161,514 were transferred from Level 2 to Level 1 in the Cullen Emerging Markets High Dividend Fund since certain international equity securities were valued using fair valuation prices provided by an approved pricing vendor as described above. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2016 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(1)	$218,056,514	$–	$–	$218,056,514
Short Term Investments	8,650,312	–	–	8,650,312
Total	$226,706,826	$–	$–	$226,706,826

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(1)	$1,857,888,289	$–	$–	$1,857,888,289
Short Term Investments	19,722,840	–	–	19,722,840
Total	$1,877,611,129	$–	$–	$1,877,611,129

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(1)	$5,376,858	$–	$–	$5,376,858
Short Term Investments	628,659	–	–	628,659
Total	$6,005,517	$–	$–	$6,005,517

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(1)	$24,941,428	$–	$–	$24,941,428
Short Term Investments	4,032,062	–	–	4,032,062
Total	$28,973,490	$–	$–	$28,973,490

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(1)	$170,609,654	$–	$–	$170,609,654
Participatory Notes	–	12,580,953	–	12,580,953
Short Term Investments	6,614,961	–	–	6,614,961
Total	$177,224,615	$12,580,953	$–	$189,805,568

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks(1)	$4,783,429	$–	$–	$4,783,429
Short Term Investments	296,147	–	–	296,147
Total	$5,079,576	$–	$–	$5,079,576
Other Financial Instruments
Liabilities
Written Options	$(11,730)	–	–	$(11,730)
Total	$(11,730)	–	–	$(11,730)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

The Cullen Enhanced Equity Income Fund had the following transactions in written options during the period ended March 31, 2016:

Cullen Enhanced Equity Income Fund
	Written Call	Options
	Contracts	Premiums
Outstanding, December 16, 2015 (Commencement of Operations)	–	$–
Positions opened	(1,239)	(66,190)
Closed	–	–
Exercised	489	25,653
Expired	496	28,035
Outstanding, March 31, 2016	(254)	$(12,502)
Market Value, March 31, 2016		$(11,730)

Note 2 – Unrealized Appreciation/ (Depreciation) on Investments

As of March 31, 2016, the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes*
Cullen International High Dividend Fund	$31,122,130	$(9,041,070)	$22,081,060	$204,625,766
Cullen High Dividend Equity Fund	657,391,914	(33,546,081)	623,845,833	1,253,765,296
Cullen Small Cap Value Fund	1,504,052	(496,300)	1,007,752	4,997,765
Cullen Value Fund	6,194,303	(713,562)	5,480,741	23,492,749
Cullen Emerging Markets High Dividend Fund	15,156,274	(10,606,540)	4,549,734	185,255,834
Cullen Enhanced Equity Income Fund	97,324	(148,374)	(51,050)	5,130,626

Note 3- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cullen Funds Trust

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	May 24, 2016

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	May 24, 2016